INDEPENDENCE ONE MUTUAL FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                 August 30, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE:  INDEPENDENCE ONE MUTUAL FUNDS

           1933 Act File No. 33-26516
           1940 Act File No. 811-5752

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated August 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed 485(b)as Post-effective Amendment No. 26 on

August 26, 1999.

               If you have any questions regarding this certification, please contact Cathy Ryan at (412) 288-8116.

                                                   Very truly yours,

                                                   C. Grant Anderson
                                                   Secretary